Offerings - Offering: 1	Feb. 17, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares
Maximum Aggregate Offering Price	$ 57,500,000
Amount of Registration Fee	$ 7,490.75
Offering Note

(1)	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933 (the “Securities Act”).
(2)	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
(3)	In accordance with Rule 416(a), we are also registering an indeterminate number of additional common shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, share dividends or similar transactions.
(4)	Includes $7,500,000 aggregate offering price attributable to additional common shares that the underwriters have the option to purchase to cover over-allotments, if any.